Operating Segments - Disclosure of Detailed Information About Segment Performance (Details) (Bendon Limited) - NZD ($) $ in Thousands		6 Months Ended		7 Months Ended	12 Months Ended
		Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
OperatingSegmentsLineItems [Line Items]
Revenue		$ 56,750	$ 59,787
Cost of sale of goods		(39,072)	(40,207)
Gross margin		17,678	19,580
Administrative expenses		(1,851)	(1,891)
Corporate expenses		(7,901)	(7,028)
Other foreign exchange gain/loss		3,535	(934)
EBITDA		(15,436)	(16,285)
Brand transition, restructure and transaction expenses		(5,157)	(1,112)
Finance expense		(2,454)	(5,027)
Fair value gain/(loss) on Convertible Notes derivative		(775)	3,246
Loss before income tax expense		(26,505)	(19,039)
Income tax expense		411	(174)
Loss for the period		(26,094)	(19,213)		$ 37,593
Operating Segments [Member]
OperatingSegmentsLineItems [Line Items]
Revenue from external customers		56,750	59,787
Service income
Revenue		56,750	59,787
Cost of sale of goods		(39,072)	(40,207)
Gross margin		17,678	19,580
Other segment expenses	[1]	(22,626)	(22,661)
Administrative expenses		(661)	(320)
Corporate expenses		(10,672)	(10,241)
Other foreign exchange gain/loss		(845)	2,643
EBITDA		(15,436)	(16,285)
Brand transition, restructure and transaction expenses		(5,157)	(1,112)
Finance expense		(2,454)	(4,776)
Impairment expense		(4,182)
Depreciation and amortisation		(1,190)	(1,821)
Unrealised foreign exchange gain/(loss)		383	3,309
Fair value gain/(loss) on Convertible Notes derivative		(775)	3,246
Loss before income tax expense		(26,505)	(19,039)
Income tax expense		411	(174)
Loss for the period		(26,094)	(19,213)
New Zealand Retail [Member] | Operating Segments [Member]
OperatingSegmentsLineItems [Line Items]
Revenue from external customers		15,571	15,072
Service income
Revenue		15,571	15,072
Cost of sale of goods		(7,612)	(7,027)
Gross margin		7,959	8,045
Other segment expenses	[1]	(6,856)	(6,462)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA		1,103	1,583
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortisation
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Notes derivative
Loss before income tax expense		1,103	1,583
Income tax expense
Loss for the period		1,103	1,583
Australia Retail [Member] | Operating Segments [Member]
OperatingSegmentsLineItems [Line Items]
Revenue from external customers		8,758	8,030
Service income
Revenue		8,758	8,030
Cost of sale of goods		(4,246)	(4,085)
Gross margin		4,512	3,946
Other segment expenses	[1]	(5,644)	(5,335)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA		(1,132)	(1,389)
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortisation
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Notes derivative
Loss before income tax expense		(1,132)	(1,389)
Income tax expense
Loss for the period		(1,132)	(1,389)
New Zealand Wholesale [Member] | Operating Segments [Member]
OperatingSegmentsLineItems [Line Items]
Revenue from external customers		4,556	4,092
Service income
Revenue		4,556	4,092
Cost of sale of goods		(3,695)	(3,250)
Gross margin		861	842
Other segment expenses	[1]	(672)	(449)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA		189	393
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortisation
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Notes derivative
Loss before income tax expense		189	393
Income tax expense
Loss for the period		189	393
Australia Wholesale [Member] | Operating Segments [Member]
OperatingSegmentsLineItems [Line Items]
Revenue from external customers		6,757	6,497
Service income
Revenue		6,757	6,497
Cost of sale of goods		(5,246)	(6,294)
Gross margin		1,511	203
Other segment expenses	[1]	(1,726)	(1,997)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA		(215)	(1,794)
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortisation
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Notes derivative
Loss before income tax expense		(215)	(1,794)
Income tax expense
Loss for the period		(215)	(1,794)
US Wholesale [Member] | Operating Segments [Member]
OperatingSegmentsLineItems [Line Items]
Revenue from external customers		3,047	4,803
Service income
Revenue		3,047	4,803
Cost of sale of goods		(2,923)	(4,092)
Gross margin		124	711
Other segment expenses	[1]	(1,187)	(1,507)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA		(1,063)	(796)
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortisation
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Notes derivative
Loss before income tax expense		(1,063)	(796)
Income tax expense
Loss for the period		(1,063)	(796)
Europe Wholesale [Member] | Operating Segments [Member]
OperatingSegmentsLineItems [Line Items]
Revenue from external customers		3,813	8,154
Service income
Revenue		3,813	8,154
Cost of sale of goods		(3,007)	(6,308)
Gross margin		806	1,846
Other segment expenses	[1]	(1,166)	(1,504)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA		(360)	342
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortisation
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Notes derivative
Loss before income tax expense		(360)	342
Income tax expense
Loss for the period		(360)	342
E-Commerce [Member] | Operating Segments [Member]
OperatingSegmentsLineItems [Line Items]
Revenue from external customers		14,248	13,139
Service income
Revenue		14,248	13,139
Cost of sale of goods		(10,234)	(9,152)
Gross margin		4,014	3,987
Other segment expenses	[1]	(5,375)	(5,407)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA		(1,361)	(1,420)
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortisation
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Notes derivative
Loss before income tax expense		(1,361)	(1,420)
Income tax expense
Loss for the period		(1,361)	(1,420)
Unallocated Amounts [Member]
OperatingSegmentsLineItems [Line Items]
Revenue from external customers
Other revenue							24
Revenue							24
Cost of sale of goods							3
Gross margin							27
Other segment expenses	[1]						(10,665)
Administrative expenses							(441)
Corporate expenses							(13,940)
Other foreign exchange gain/loss							197
EBITDA							(24,822)
Brand transition, restructure and transaction expenses							(12,182)
Finance expense							(5,870)
Depreciation and amortisation							(4,250)
Fair value gain/(loss) on foreign exchange contracts							6,330
Unrealised foreign exchange gain/(loss)							(1,827)
Loss before income tax expense							(42,621)
Income tax expense							1,274
Loss for the period							(41,347)
Unallocated Amounts [Member] | Operating Segments [Member]
OperatingSegmentsLineItems [Line Items]
Revenue from external customers
Service income
Revenue
Cost of sale of goods		(2,109)
Gross margin		(2,109)
Other segment expenses	[1]
Administrative expenses		(661)	(320)
Corporate expenses		(10,672)	(10,241)
Other foreign exchange gain/loss		(845)	2,643
EBITDA		(12,597)	(13,204)
Brand transition, restructure and transaction expenses		(5,157)	(1,112)
Finance expense		(2,454)	(4,776)
Impairment expense		(4,182)
Depreciation and amortisation		(1,190)	(1,821)
Unrealised foreign exchange gain/(loss)		383	3,309
Fair value gain/(loss) on Convertible Notes derivative		(775)	3,246
Loss before income tax expense		(23,666)	(15,958)
Income tax expense		411	(174)
Loss for the period		(23,255)	$ (16,132)
Bendon Limited [Member]
OperatingSegmentsLineItems [Line Items]
Service income						$ 7,702
Revenue				96,284	131,388	151,000	138,838
Cost of sale of goods				(57,144)	(87,459)	(83,525)	(79,031)
Gross margin				39,140	43,929	67,475	59,807
Administrative expenses				(2,383)	(4,131)	(4,090)	(4,691)
Corporate expenses				(8,082)	(12,851)	(13,002)	(13,940)
Other foreign exchange gain/loss				(3,306)	757	(2,423)	4,700
EBITDA				(2,126)	(24,053)	10,470	3,420
Brand transition, restructure and transaction expenses				(1,321)	(3,272)	(2,232)	(12,182)
Finance expense				(6,238)	(8,791)	(10,409)	(5,870)
Impairment expense				(292)	(1,914)	(2,157)
Fair value gain/(loss) on foreign exchange contracts				2,135	(502)	7,660	(6,330)
Fair value gain/(loss) on Convertible Notes derivative				(592)	2,393
Loss before income tax expense				(15,114)	(37,533)	(15,200)	(14,379)
Income tax expense				(865)	(60)	(5,546)	1,274
Loss for the period		$ 26,094		(15,979)	(37,593)	(20,746)	(13,105)
Bendon Limited [Member] | Operating Segments [Member]
OperatingSegmentsLineItems [Line Items]
Revenue from external customers				96,284	131,286	143,290	138,814
Service income					102	7,702
Other revenue						8	24
Revenue				96,284	131,388	151,000	138,838
Cost of sale of goods				(57,144)	(87,459)	(83,525)	(79,031)
Gross margin				39,140	43,929	67,475	59,807
Other segment expenses	[1]			(32,040)	(47,354)	(48,362)	(42,203)
Administrative expenses				(541)	(1,101)	(801)	(441)
Corporate expenses				(8,082)	(19,150)	(13,002)	(13,940)
Other foreign exchange gain/loss				(603)	(377)	5,160	197
EBITDA				(2,126)	(24,053)	10,470	3,420
Brand transition, restructure and transaction expenses				(1,321)	(3,272)	(2,232)	(12,182)
Finance expense				(6,238)	(8,791)	(10,409)	(5,870)
Impairment expense				(292)	(1,914)
Depreciation and amortisation				(1,842)	(3,030)	(5,446)	(4,250)
Fair value gain/(loss) on foreign exchange contracts				(2,135)	(502)	(7,660)	6,330
Unrealised foreign exchange gain/(loss)				(568)	1,636	77	(1,827)
Fair value gain/(loss) on Convertible Notes derivative				(592)	2,393
Loss before income tax expense				(15,114)	(37,533)	(15,200)	(14,379)
Income tax expense				(865)	(60)	(5,546)	1,274
Loss for the period				(15,979)	(37,593)	(20,746)	(13,105)
Bendon Limited [Member] | New Zealand Retail [Member]
OperatingSegmentsLineItems [Line Items]
Revenue from external customers				21,953	34,269	37,389	37,089
Service income
Other revenue
Revenue				21,953	34,269	37,389	37,089
Cost of sale of goods				(9,707)	(16,488)	(16,053)	(16,270)
Gross margin				12,246	17,781	21,336	20,819
Other segment expenses	[1]			(7,480)	(13,451)	(12,263)	(11,885)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA				4,766	4,330	9,073	8,934
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortisation
Fair value gain/(loss) on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Notes derivative
Loss before income tax expense				4,766	4,330	9,073	8,934
Income tax expense
Loss for the period				4,766	4,330	9,073	8,934
Bendon Limited [Member] | Australia Retail [Member]
OperatingSegmentsLineItems [Line Items]
Revenue from external customers				12,053	18,236	20,680	18,491
Service income
Other revenue
Revenue				12,053	18,236	20,680	18,491
Cost of sale of goods				(5,592)	(9,457)	(8,930)	(8,066)
Gross margin				6,461	8,779	11,750	10,425
Other segment expenses	[1]			(6,196)	(11,329)	(9,835)	(7,624)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA				265	(2,550)	1,915	2,801
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense				(281)
Depreciation and amortisation
Fair value gain/(loss) on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Notes derivative
Loss before income tax expense				(16)	(2,550)	1,915	2,801
Income tax expense
Loss for the period				(16)	(2,550)	1,915	2,801
Bendon Limited [Member] | New Zealand Wholesale [Member]
OperatingSegmentsLineItems [Line Items]
Revenue from external customers				7,484	10,453	15,071	16,333
Service income
Other revenue
Revenue				7,484	10,453	15,071	16,333
Cost of sale of goods				(4,961)	(8,213)	(10,721)	(10,978)
Gross margin				2,523	2,240	4,350	5,355
Other segment expenses	[1]			(475)	(1,068)	(709)	(1,787)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA				2,048	1,172	3,641	3,568
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortisation
Fair value gain/(loss) on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Notes derivative
Loss before income tax expense				2,048	1,172	3,641	3,568
Income tax expense
Loss for the period				2,048	1,172	3,641	3,568
Bendon Limited [Member] | Australia Wholesale [Member]
OperatingSegmentsLineItems [Line Items]
Revenue from external customers				18,091	15,512	28,021	29,817
Service income
Other revenue
Revenue				18,091	15,512	28,021	29,817
Cost of sale of goods				(11,431)	(12,545)	(18,056)	(18,461)
Gross margin				6,660	2,967	9,965	11,356
Other segment expenses	[1]			(2,089)	(3,781)	(3,520)	(2,449)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA				4,571	(814)	6,445	8,907
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortisation						(2,157)
Fair value gain/(loss) on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Notes derivative
Loss before income tax expense				4,571	(814)	4,288	8,907
Income tax expense
Loss for the period				4,571	(814)	4,288	8,907
Bendon Limited [Member] | US Wholesale [Member]
OperatingSegmentsLineItems [Line Items]
Revenue from external customers				9,015	6,390	18,876	13,853
Service income
Other revenue
Revenue				9,015	6,390	18,876	13,853
Cost of sale of goods				(6,934)	(6,438)	(14,540)	(10,929)
Gross margin				2,081	(48)	4,336	2,924
Other segment expenses	[1]			(2,065)	(3,301)	(2,817)	(2,536)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA				16	(3,349)	1,519	388
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortisation
Fair value gain/(loss) on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Notes derivative
Loss before income tax expense				16	(3,349)	1,519	388
Income tax expense
Loss for the period				16	(3,349)	1,519	388
Bendon Limited [Member] | Europe Wholesale [Member]
OperatingSegmentsLineItems [Line Items]
Revenue from external customers				9,548	14,192	16,531	17,548
Service income
Other revenue
Revenue				9,548	14,192	16,531	17,548
Cost of sale of goods				(6,277)	(10,221)	(11,658)	(11,258)
Gross margin				3,271	3,971	4,873	6,290
Other segment expenses	[1]			(2,013)	(2,904)	(3,204)	(3,266)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA				1,258	1,067	1,669	3,024
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortisation
Fair value gain/(loss) on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Notes derivative
Loss before income tax expense				1,258	1,067	1,669	3,024
Income tax expense
Loss for the period				1,258	1,067	1,669	3,024
Bendon Limited [Member] | E-Commerce [Member]
OperatingSegmentsLineItems [Line Items]
Revenue from external customers				18,140	32,234	6,722	5,683
Service income
Other revenue
Revenue				18,140	32,234	6,722	5,683
Cost of sale of goods				(11,902)	(20,974)	(3,582)	(3,072)
Gross margin				6,238	11,260	3,140	2,611
Other segment expenses	[1]			(3,654)	(11,520)	(2,039)	(1,991)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA				2,584	(260)	1,101	620
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortisation
Fair value gain/(loss) on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Notes derivative
Loss before income tax expense				2,584	(260)	1,101	620
Income tax expense
Loss for the period				2,584	(260)	1,101	$ 620
Bendon Limited [Member] | Unallocated Amounts [Member]
OperatingSegmentsLineItems [Line Items]
Revenue from external customers
Service income					102	7,702
Other revenue						8
Revenue					102	7,710
Cost of sale of goods				(340)	(3,123)	15
Gross margin				(340)	(3,021)	7,725
Other segment expenses	[1]			(8,068)		(13,975)
Administrative expenses				(541)	(1,101)	(801)
Corporate expenses				(8,082)	(19,150)	(13,002)
Other foreign exchange gain/loss				(603)	(377)	5,160
EBITDA				(17,634)	(23,649)	(14,893)
Brand transition, restructure and transaction expenses				(1,321)	(3,272)	(2,232)
Finance expense				(6,238)	(8,791)	(10,409)
Impairment expense				(11)	(1,914)
Depreciation and amortisation				(1,842)	(3,030)	(3,289)
Fair value gain/(loss) on foreign exchange contracts				(2,135)	(502)	(7,660)
Unrealised foreign exchange gain/(loss)				(568)	1,636	77
Fair value gain/(loss) on Convertible Notes derivative				(592)	2,393
Loss before income tax expense				(30,341)	(37,129)	(38,406)
Income tax expense				(865)	(60)	(5,546)
Loss for the period				$ (31,206)	$ (37,189)	$ (43,952)

[1]	Other segment expenses relate to brand management expenses and some corporate expenses.